Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2019